AUTOMOBILE LOANS	12 Months Ended
Dec. 31, 2015
Automobile Loans [Abstract]
Automobile Loans [Text Block]

NOTE 4 — AUTOMOBILE LOANS

During 2014, the Company financed the purchase of four vehicles with loans payable. As of December 31, 2015 and December 31, 2014, the Company’s automobile loans consisted of the following:

	As of
	December 31, 2015	December 31, 2014
Loan dated February 17, 2014 for $31,681 bearing interest at 3.59%. The loan requires 72 monthly payments of principal and interest of $490 and matures on March 3, 2020.	$23,143	$28,088
Loan dated April 3, 2014 for $23,206 bearing interest at 10.74%. The loan requires 36 monthly payments of principal and interest of $758 and matures on April 10, 2017. The loan is guaranteed by a stockholder and CEO of the Company.	11,248	18,681
Loan dated June 3, 2014 for $14,954 bearing interest at 4.99%. The loan requires 60 monthly payments of principal and interest of $282 and matures on June 3, 2019.	10,852	13,621
Loan dated June 3, 2014 for $14,954 bearing interest at 4.99%. The loan requires 60 monthly payments of principal and interest of $282 and matures on June 3, 2019.	10,852	13,621
Total automobile loans	56,095	74,011
Current portion of automobile loans	19,231	17,915
Long term portion of automobile loans	$36,864	$56,096
As of December 31, 2015, the gross carrying amount of fixed assets and accumulated depreciation of trucks and automobiles related to these loans were $108,592 and $37,577, respectively.

Future payments of the principal amount of automobile loans are as follows:

For the years the ended December 31,
2016	$19,231
2017	14,401
2018	11,944
2019	9,056
2020	1,463
Total	$56,095